DEPOSITS BY CUSTOMERS - Summary of Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEPOSITS BY CUSTOMERS
Saving accounts	$ 118,443,600	$ 106,398,922
Term deposits	87,138,067	59,492,839
Checking accounts	40,808,856	40,567,168
Other deposits	4,601,800	3,931,919
Total	250,992,323	210,390,848
Nequi
DEPOSITS BY CUSTOMERS
Total	$ 1,724,123	$ 1,408,869